INVESTMENTS IN ASSOCIATES AND JOINT VENTURES - Investments in venture capital associates (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Fair value adjustments	₽ (1,367)	₽ (54)	₽ 2,101
Total investments in associates measured at fair value through profit or loss
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Investments in associates	305
Investment	172
Investments in associates	₽ 477	₽ 305